Content Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Content Assets [Line Items]
Schedule of Amortization Amount of Content Asset

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2025:

For the year ending December 31, 2026	$1,058,200
For the year ending December 31, 2027	21,600
Total	$1,079,800

Content Assets [Member]
Schedule of Content Assets [Line Items]
Schedule of Content Assets

Current content assets were comprised of the following:

	December 31,	December 31,
	2025	2024
Produced contents
- in development and production	$64,500	$321,600
- released	6,104,900	3,449,400
Copyrights	3,524,900	1,691,700
	9,694,300	5,462,700
Less: accumulated amortization	(8,716,300)	(3,892,900)
Less: accumulated impairment	(11,700)	(3,000)
Total	$966,300	$1,566,800

Non-current content assets were comprised of the following:

	December 31,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	415,200	313,000
	996,200	894,000
Less: accumulated amortization	(882,700)	(710,200)
Total	$113,500	$183,800